Property and Equipment, Net	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

10 PROPERTY AND EQUIPMENT, NET

Property and equipment consists of the following:

	December 31,
	2013	2014
	RMB	RMB
Computer equipment	14,869,429	27,703,983
Office equipment and furniture	2,473,596	2,903,971
Motor vehicles	616,649	1,989,323
Leasehold improvements	13,967,382	5,149,963

Total property and equipment	31,927,056	37,747,240
Less: accumulated depreciation	(22,712,318)	(20,895,704)

Property and equipment, net	9,214,738	16,851,536

Depreciation expense was RMB6,954,376, RMB5,622,443 and RMB5,642,074 for the years ended December 31, 2012, 2013 and 2014, respectively.

During the years ended December 31, 2013 and 2014, the Company recognized loss on impairment of leasehold improvements amounting to RMB1,750,000 and RMB1,333,333, respectively, that was recorded in general and administrative expenses. The factor leading to the impairment loss was due to the Company’s relocation of its leased office premise.